Income taxes	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income taxes
22.	Income taxes

	2017	2016	2015
Current taxes expense -
Current period	$(43,034)	$(31,666)	$(30,435)
Adjustment for prior period	455	(127)	(1,228)

	$(42,579)	$(31,793)	$(31,663)
Deferred taxes expenses -
Origination and reversal of temporary differences	(6,731)	(6,478)	(1,096)

Total income tax expense	$(49,310)	$(38,271)	$(32,759)

During the year 2016 the deferred tax balances have been re-measured as a result of the change in Colombia’s income tax rate, 37% for short term position and 33% for long term position according to the law N°1819 published on December 29, 2016. Deferred tax expected to reverse in the year 2018, has been measured using the effective rate that will apply in Colombia for the period (37%).

The balances of deferred taxes are as follows:

	Statement		Statement of
	of financial position		profit or loss
	2017	2016	2017	2016	2015
Deferred tax liabilities
Maintenance deposits	$(26,586)	$(23,790)	$2,796	$2,286	$5,866
Prepaid dividend tax	(14,103)	(12,432)	1,671	5,300	—
Property and equipment	(9,975)	(7,867)	2,108	(1,599)	3,579
Other	(4,050)	(6,013)	(1,963)	(10,147)	11,692
Set off tax	2,249	5,128	2,879	16,269	(24,568)

	$(52,465)	$(44,974)	$7,491	$12,109	$(3,431)
Deferred tax assets
Provision for return conditions	$7,859	$7,606	$(253)	$4,417	$(11,203)
Air traffic liability	1,281	1,015	(266)	305	1,076
Fuel derivative	—	107	107	4,403	94
Other provisions	4,859	4,587	(272)	(3,059)	4,716
Tax loss	7,349	10,152	2,803	4,572	(14,724)
Set off tax	(2,249)	(5,128)	(2,879)	(16,269)	24,568

	$19,099	$18,339	$(760)	$(5,631)	$4,527

	$(33,366)	$(26,635)	$6,731	$6,478	$1,096

At December 31, 2017 the deferred tax assets include an amount of $7.3 million ($10.1 million at December, 2016) which relates to carried forward tax losses of Copa Colombia. During 2017, the subsidiary generated a tax profit. The Company has concluded that the deferred assets will be recoverable using the estimated future taxable income based on the approved business plans for the subsidiary. The Company expects to use the remaining tax losses within the next three to five years, however, these tax losses can be carried forward indefinitely.

The aggregate amount of temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized, is $397.9 million as of December 31, 2017 (2016: $237.1 million).

Reconciliation of the effective tax rate is as follows:

	Tax rate	2017	Tax rate	2016	Tax rate	2015
Net income (loss)		$369,658		$325,928		$(240,634)
Total income tax expense		49,310		38,271		32,759

Profit (loss) excluding income tax		418,968		364,199		(207,875)

Income taxes at Panamanian statutory rates	25.0%	104,742	25.0%	91,050	25.0%	(51,969)
Panamanian gross tax election
Effect of tax rates in non-panamanian jurisdictions	0.1%	590	(2.5%)	(9,260)	(11.0%)	22,936
Exemption in non - taxable countries	(13.3%)	(55,567)	(12.0%)	(43,646)	(29.1%)	60,564
Adjustment for prior period	(0.1%)	(455)	0.03%	127	(0.6%)	1,228

Provision for income taxes	11.7%	$49,310	10.5%	$38,271	(15.7%)	$32,759